SHARE-BASED COMPENSATION - Nonvested restricted stocks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) tranche shares
Weighted Average Grant Date Fair Value
Recognized share-based compensation expenses | ¥		¥ 322	¥ 143	¥ 87
Incentive Award Plans
Weighted Average Grant Date Fair Value
Period for remaining percentage vested		10 years
Second anniversary of the stated vesting commencement date | Incentive Award Plans
Weighted Average Grant Date Fair Value
Share-based payment award, vesting percentage		50.00%
Vesting ratably over the following two years | Incentive Award Plans
Weighted Average Grant Date Fair Value
Period for remaining percentage vested		2 years
Share-based payment award, vesting percentage		50.00%
Restricted stocks
Number of Restricted Stocks
Nonvested restricted stocks outstanding at the beginning of the period (in shares)		95,061,300
Granted (in shares)		43,408,450
Forfeited (in shares)		(1,646,500)
Vested (in shares)		(8,665,710)
Adjusted for performance conditions (in shares)		(620,530)
Nonvested restricted stocks outstanding at the end of the period (in shares)		127,537,010	95,061,300
Weighted Average Grant Date Fair Value
Nonvested restricted stocks outstanding at the beginning of the period (in dollars per shares) | $ / shares	$ 2.54
Granted (in dollars per shares) | $ / shares	3.05
Forfeited (in dollars per shares) | $ / shares	2.84
Vested (in dollars per shares) | $ / shares	1.44
Adjusted for performance conditions (in dollars per share) | $ / shares	3.15
Nonvested restricted stocks outstanding at the end of the period (in dollars per shares) | $ / shares	$ 2.78
Total unrecognized compensation expense | ¥	$ 1,640	¥ 1,640
Recognized share-based compensation expenses | ¥		¥ 417
Weighted-average period for recognition of unrecognized compensation costs		6 years 3 months 3 days
Total fair value of nonvested restricted stocks, vested | ¥		¥ 224	¥ 286	¥ 234
Restricted stocks | Performance Condition | Senior officers and managers
Number of Restricted Stocks
Granted (in shares)				31,683,100
Weighted Average Grant Date Fair Value
Number of tranches | tranche				10
Restricted stocks | Performance Condition | Senior officers
Number of Restricted Stocks
Granted (in shares)			28,625,350
Restricted stocks | Performance Condition | Vesting on the second anniversary | Senior officers and managers
Weighted Average Grant Date Fair Value
Share-based payment award, vesting percentage				50.00%
Restricted stocks | Performance Condition | Vesting ratably over the following two years | Senior officers and managers
Weighted Average Grant Date Fair Value
Period for remaining percentage vested				2 years
Share-based payment award, vesting percentage				50.00%